Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 459		$ 1,000		$ 1,238
Receivables, less allowance for doubtful accounts	1,367		1,435		1,313
Inventories	2,532		2,439		2,565
Prepayments and other current assets	223		200		210
Total Current Assets	4,581		5,074		5,326
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, at cost	11,879		11,633		9,123
Less accumulated depreciation and amortization	(2,699)		(2,588)		(2,248)
Net Property, Plant and Equipment	9,180		9,045		6,875
OTHER NONCURRENT ASSETS
Acquired intangibles, net	1,211		1,222		263
Other, net	1,311		1,150		852
Total Other Noncurrent Assets	2,522		2,372		1,115
Total Assets	16,283		16,491		13,316
CURRENT LIABILITIES
Accounts payable	2,141		2,470		2,596
Other current liabilities	864		996		812
Total Current Liabilities	3,005		3,466		3,408
DEFERRED INCOME TAXES	1,121		1,098		1,018
OTHER NONCURRENT LIABILITIES	941		790		655
DEBT	$ 4,138		$ 4,161		$ 2,750
COMMITMENTS AND CONTINGENCIES
TESORO CORPORATION STOCKHOLDERS’ EQUITY
Common stock	$ 26		$ 26		$ 26
Additional paid-in capital	1,309		1,255		1,186
Retained earnings	4,733		4,642		3,940
Treasury stock	(1,378)		(1,320)		(798)
Accumulated other comprehensive loss	(149)		(149)		(52)
Total Tesoro Corporation Stockholders’ Equity	4,541		4,454		4,302	[1]
NONCONTROLLING INTEREST	2,537		2,522		1,183
Total Equity	7,078	[2]	6,976	[2]	5,485
Total Liabilities and Equity	$ 16,283		$ 16,491		$ 13,316

[1]	Revised to conform to current period presentation that reflects investment in subsidiary and equity amounts within the guarantor and non-guarantor columns net of intercompany amounts.
[2]	We have 5.0 million shares of preferred stock authorized with no par value per share. No shares of preferred stock were outstanding as of March 31, 2015 and December 31, 2014.